Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 162	$ 159	$ 145
Impairment of property, plant and equipment	$ 0	$ 0	$ 0